UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9537

MFS CALIFORNIA MUNICIPAL FUND*

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

*	Effective October 1, 2010, the Registrant, formerly the MFS California Insured Municipal Fund, became the MFS California Municipal Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® California Insured Municipal Fund

8/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 171.7%
Airport & Port Revenue – 4.5%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 2038	$750,000	$808,975
Orange County, CA, Airport Rev., “A”, 5%, 2031	190,000	200,674
Port of Oakland, CA, “A”, NATL, 5%, 2026	435,000	438,093

		$1,447,742

General Obligations - General Purpose – 3.8%
State of California, AMBAC, 6%, 2017	$1,000,000	$1,210,070

General Obligations - Schools – 37.3%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 2028	$500,000	$550,780
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2029	665,000	273,694
Chabot-Las Positas, CA, Community College, Capital Appreciation, (Election of 2004), “B”, AMBAC, 0%, 2026	970,000	412,939
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	250,000	265,198
Culver City, CA, School Facilities Financing Authority Rev. (Culver City Unified School District), AGM, 5.5%, 2025	1,000,000	1,241,350
Desert, CA, Community College District, “C”, AGM, 5%, 2037	500,000	527,135
Escondido, CA, Union High School District, Capital Appreciation, (Election of 2008), “A”, ASSD GTY, 0%, 2034	500,000	319,820
Fontana, CA, Unified School District (Election of 2006), “B”, AGM, 5.25%, 2026	500,000	553,440
Lake Tahoe, CA, Unified School District, Capital Appreciation, (Election of 2008), AGM, 0%, 2045	515,000	143,129
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 2034	355,000	379,190
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 2034	500,000	547,575
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 2029	1,000,000	1,190,090
Rancho Santiago, CA, Community College District, AGM, 5.125%, 2029	175,000	201,275
Rescue, CA, Unified School District, Capital Appreciation, (Election of 1998), NATL, 0%, 2026	1,125,000	492,638
San Bernardino, CA, City Unified School District, Capital Appreciation, (Election of 1999), “C”, NATL, 0%, 2027	1,000,000	372,230
San Diego, CA, Community College (Election of 2002), 5.25%, 2033	125,000	136,318
San Diego, CA, Unified School District (Election of 1998), AGM, 5.25%, 2028	800,000	967,800
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 2025	500,000	533,905
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 2034	500,000	535,220
Washington, CA, Yolo County Unified School District (New High School Project), 5%,
2021	450,000	469,463
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2023	500,000	559,605
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2021	500,000	577,815
Yuba City, CA, Unified School District, Capital Appreciation, FGIC, 0%, 2018	1,000,000	676,970

		$11,927,579

Healthcare Revenue - Hospitals – 11.0%
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2027	$250,000	$252,018
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 2037	500,000	516,075
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041 (f)	1,000,000	1,059,970
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2030	250,000	230,583
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CHCLI, 5.5%, 2023	500,000	541,080

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	$500,000	$519,575
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	400,000	410,152

		$3,529,453

Healthcare Revenue - Long Term Care – 5.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 6%, 2037	$385,000	$397,855
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Odd Fellows Home), NATL, 6%, 2024	1,000,000	1,003,550
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	235,000	243,213

		$1,644,618

Miscellaneous Revenue - Other – 4.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$385,000	$400,596
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	160,000	165,650
San Francisco, CA, City & County Redevelopment Agency, Hotel Tax Rev., AGM, 6.75%, 2025	1,000,000	1,003,600

		$1,569,846

Sales & Excise Tax Revenue – 1.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, AGM, 5.125%, 2042	$500,000	$528,435

Single Family Housing - Local – 0.1%
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “A”, GNMA, 6.35%, 2029	$5,000	$5,534
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	20,000	21,152

		$26,686

Single Family Housing - State – 3.0%
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	$995,000	$949,817

Solid Waste Revenue – 1.6%
Salinas Valley, CA, Solid Waste Authority Rev., AMBAC, 5.125%, 2022	$500,000	$502,875

State & Agency - Other – 1.5%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 2027	$500,000	$466,665

State & Local Agencies – 32.0%
Calabasas, CA, Certificate Participants (City Hall & Civic Center Project), AMBAC, 4.5%, 2041	$725,000	$704,802
Compton, CA, Public Finance Authority, AMBAC, 5%, 2032	500,000	480,655
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	255,000	256,907
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., BHAC, 5%, 2038	1,000,000	1,005,790
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	972,260
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2035	320,000	322,394
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,000,000	963,610
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 2019	1,000,000	1,124,480
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2018	2,020,000	1,349,946

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2023	$2,220,000	$1,037,428
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	390,000	433,906
Western Placer, CA, Unified School, “B”, ASSD GTY, 5.125%, 2047	1,200,000	1,223,784
Yuba, CA, Levee Financing Authority Rev. (Levee Financing Project), “A”, ASSD GTY, 5%, 2038	330,000	336,828

		$10,212,790

Tax Assessment – 14.7%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 2029	$1,000,000	$971,230
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	100,000	100,944
Lancaster, CA, Financing Authority, Tax Allocation Rev. (Projects No. 5 & 6 Redevelopment Projects), NATL, 5.25%, 2020	1,075,000	1,116,194
Long Beach, CA, Bond Finance Authority, Tax Allocation Rev., “C”, AMBAC, 5.5%, 2031	750,000	704,580
San Diego, CA, Redevelopment Agency, Tax Allocation Rev. (Centre City), “A”, AMBAC, 5.25%, 2025	500,000	509,255
San Dieguito, CA, Public Facilities Authority, ‘‘A’’, AMBAC, 5%, 2032	500,000	509,795
San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project), “C”, NATL, 4.25%, 2030	900,000	791,091

		$4,703,089

Tobacco – 5.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	$1,000,000	$673,240
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,500,000	1,119,420

		$1,792,660

Toll Roads – 1.6%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$500,000	$500,525

Transportation - Special Tax – 1.7%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, AGM, 5.5%, 2016 (c)	$450,000	$557,447

Universities - Colleges – 8.5%
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	$120,000	$120,246
California Educational Facilities Authority Rev. (Pepperdine University), “A”, AMBAC, 5%, 2035	515,000	537,629
California University Rev., “C”, NATL, 5%, 2029	1,500,000	1,602,405
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 2030	500,000	470,335

		$2,730,615

Universities - Secondary Schools – 1.7%
Banning, CA, Unified School District (2006 Election), “B”, ASSD GTY, 5.25%, 2033	$500,000	$530,515

Utilities - Investor Owned – 8.0%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), NATL, 5.35%, 2016	$1,000,000	$1,034,720
California Pollution Control Financing Authority, Pollution Control Rev. (Southern California Edison Co.), “B”, NATL, 5.45%, 2029	1,500,000	1,511,985

		$2,546,705

Utilities - Municipal Owned – 1.4%
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 2024	$390,000	$438,649

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 2.7%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$245,000	$284,734
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	585,000	563,969

		$848,703

Water & Sewer Utility Revenue – 19.3%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 2034	$500,000	$518,830
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, AGM, 5%, 2032	770,000	785,338
Los Angeles, CA, Department of Water & Power Waterworks Rev., “C”, NATL, 5%, 2029	500,000	531,420
Norco, CA, Financing Authority Enterprise Rev., AGM, 5.625%, 2039	215,000	236,046
Pico Rivera, CA, Water Authority Rev. (Water Systems Project), “A”, NATL, 5.5%, 2029	2,000,000	2,283,860
Sonoma County, CA, Water Agency Rev., “A”, AGM, 5%, 2036	600,000	625,182
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	405,000	423,266
Woodland, CA, Financing Authority Wastewater Rev., 5%, 2033	750,000	765,713

		$6,169,655

Total Municipal Bonds		$54,835,139

Money Market Funds (v) – 3.3%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	1,072,456	$1,072,456

Total Investments		$55,907,595

Other Assets, Less Liabilities – 1.5%		483,207
Preferred shares (Issued by the Fund) – (76.5)%		(24,450,000)

Net Assets applicable to common shares – 100.0%		$31,940,802

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP             Certificate of Participation

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS California Insured Municipal Fund

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$54,835,139	$—	$54,835,139
Mutual Funds	1,072,456	—	—	1,072,456

Total Investments	$1,072,456	$54,835,139	$—	$55,907,595

Other Financial Instruments
Futures	$(25,209)	$—	$—	$(25,209)

For further information regarding security characteristics, see the Portfolio of Investments

MFS California Insured Municipal Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,028,175

Gross unrealized appreciation	$2,919,984
Gross unrealized depreciation	(1,040,564)

Net unrealized appreciation (depreciation)	$1,879,420

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 8/31/10

Futures Contracts Outstanding at 8/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	44	$5,527,500	December-2010	$(10,895)
U.S. Treasury Bond 30 yr (Short)	USD	35	4,726,094	December-2010	(14,314)

					$(25,209)

At August 31, 2010 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	658,893	10,391,643	(9,978,080)	1,072,456

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,283	$1,072,456

(5) Subsequent Event Note

At a meeting held June 22, 2010, the Board of Trustees of the fund voted to change the fund’s investment policy related to investments in insured obligations and to rename the fund. Subject to fulfilling certain regulatory and rating agency requirements, on or about October 1, 2010, the fund will be called MFS California Municipal Fund and will no longer be required to have at least 80% of its net assets invested in municipal instruments covered by insurance.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 18, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: October 18, 2010

*	Print name and title of each signing officer under his or her signature.